Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands		12 Months Ended
		Sep. 30, 2023	Sep. 30, 2022		Sep. 30, 2021
Statement of Comprehensive Income [Abstract]
Net income		$ 542,962	$ 549,501	[1]	$ 688,374	[1]
Other comprehensive (loss) income, net of tax:
Net change in fair value of cash flow hedges (1)	[2]	11,903	(60,353)		(5,063)
Net change in fair value of available-for-sale securities(2)	[3]	6,594	(21,523)		(1,272)
Net actuarial gain (loss) on defined benefit plan(3)	[4]	707	62		4,011
Other comprehensive (loss) income, net of tax		19,204	(81,814)		(2,324)
Comprehensive income		562,166	467,687		686,050
Comprehensive income attributable to noncontrolling interests		2,253	0		0
Comprehensive income attributable to Amdocs Limited		$ 559,913	$ 467,687		$ 686,050

[1]	In fiscal years 2022 and 2021, all of the Company’s net income is attributable to Amdocs Limited as the net income attributable to the Non-controlling interests is negligible. Starting fiscal year 2023, the Company distributes earnings to the noncontrolling interests, for further details please refer to Note 2.
[2]	Net of tax of $362, $2,076 and $3,369 for the fiscal years ended September 30, 2023, 2022 and 2021, respectively, please see Note 7.
[3]	No tax benefit (expense) for the fiscal years ended September 30, 2023, 2022 and 2021.
[4]	Net of tax expense of $(93), $(80) and $(1,461) for the fiscal years ended September 30, 2023, 2022 and 2021, respectively.